UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 62.9%

Security	Shares	Value

Bangladesh — 2.2%
Aamra Technologies, Ltd.	292,750	$112,782
Aftab Automobiles, Ltd.	96,500	94,041
Argon Denims, Ltd.	39,100	28,008
Bangladesh Submarine Cable Co., Ltd.	27,600	65,225
Bengal Windsor Thermoplastics Ltd.	97,000	61,570
Beximco Pharmaceuticals, Ltd.	108,100	61,310
BSRM Steels, Ltd.	71,500	61,669
City Bank, Ltd. (The)(1)	202,200	48,054
Dutch Bangla Bank, Ltd.	33,000	38,275
Eastern Bank, Ltd.	118,600	40,624
Envoy Textiles, Ltd.	40,000	23,090
Golden Harvest Agro Industries, Ltd.	85,200	37,130
Grameenphone, Ltd.	24,400	83,296
Jamuna Oil Co., Ltd.	21,300	60,675
Olympic Industries, Ltd.	15,000	46,341
Premier Cement Mills, Ltd.	45,600	51,502
Square Pharmaceuticals, Ltd.	26,100	94,173
Titas Gas Transmission & Distribution Co., Ltd.	59,500	59,873
Unique Hotel & Resorts, Ltd.	30,800	25,833

		$1,093,471

Botswana — 4.7%
Barclays Bank of Botswana, Ltd.	343,800	$167,055
Botswana Insurance Holdings, Ltd.	259,400	317,347
Choppies Enterprises, Ltd.	524,304	242,666
Engen Botswana, Ltd.	177,211	188,851
First National Bank of Botswana	710,000	283,313
Letshego Holdings, Ltd.	1,188,500	294,862
Sechaba Breweries, Ltd.	84,100	205,495
Standard Chartered Bank Botswana, Ltd.	206,979	277,689
Turnstar Holdings, Ltd.	1,608,100	344,943

		$2,322,221

Canada — 0.5%
Pacific Rubiales Energy Corp.	9,100	$148,113
Rio Alto Mining, Ltd.(1)	44,043	88,086

		$236,199

Chile — 1.0%
Empresa Nacional de Electricidad SA ADR	2,384	$105,063
Empresa Nacional de Telecommunicaciones SA	9,622	118,123
Enersis SA ADR	4,485	72,208
Parque Arauco SA	38,334	68,610

Security	Shares	Value

Chile (continued)
Ripley Corp. SA	84,306	$54,834
S.A.C.I. Falabella	7,442	63,308

		$482,146

China — 10.2%
ANTA Sports Products, Ltd.	106,000	$154,832
Baidu, Inc. ADR(1)	750	115,388
Beijing Enterprises Water Group, Ltd.	206,000	130,391
Changyou.com, Ltd. ADR(1)	4,350	121,931
China Agri-Industries Holdings, Ltd.	537,000	214,846
China Everbright International, Ltd.	97,000	121,317
China Longyuan Power Group Corp., Class H	138,000	141,962
China Mengniu Dairy Co., Ltd.	46,000	236,425
China Resources Gas Group, Ltd.	44,000	130,519
China Unicom (Hong Kong), Ltd.	92,000	140,802
Geely Automobile Holdings, Ltd.	540,000	187,723
Giant Interactive Group, Inc. ADR	10,500	123,375
Goodbaby International Holdings, Ltd.	275,000	150,593
Haier Electronics Group Co., Ltd.	88,000	216,013
Hengan International Group Co., Ltd.	20,500	215,847
Huaneng Renewables Corp., Ltd., Class H	336,000	104,451
Lenovo Group, Ltd.	112,000	127,341
Mindray Medical International, Ltd. ADR	13,000	429,780
Minth Group, Ltd.	116,000	182,793
New Oriental Education & Technology Group, Inc. ADR	14,400	348,480
Qihoo 360 Technology Co., Ltd. ADR(1)	1,100	92,818
Shenzhou International Group Holdings, Ltd.	68,000	233,731
TAL Education Group ADR(1)	17,400	384,888
Tencent Holdings, Ltd.	1,700	107,076
Want Want China Holdings, Ltd.	154,000	241,280
WuXi PharmaTech (Cayman), Inc. ADR(1)	11,500	391,000

		$5,045,602

Colombia — 2.4%
Almacenes Exito SA	9,650	$146,999
Banco Davivienda SA, PFC Shares	7,200	102,540
Bancolombia SA, PFC Shares	5,500	77,818
Cementos Argos SA	42,300	235,901
Ecopetrol SA	71,100	132,355
Empresa de Energia de Bogota SA	181,300	148,854
Grupo Aval Acciones y Valores SA, PFC Shares	105,700	71,501
Grupo Nutresa SA	10,100	141,754
ISAGEN SA ESP	85,000	138,918

		$1,196,640

1	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ireland — 0.0%(2)
Maple Energy PLC(1)	118,631	$16,253

		$16,253

Jordan — 2.2%
Al Eqbal Co. for Investment PLC	6,091	$112,038
Arab Pesticides & Veterinary Drugs Manufacturing Co.	48,320	146,910
Bank of Jordan	24,153	85,424
Cairo Amman Bank	22,518	117,308
Jordan Petroleum Refinery	29,896	162,220
Jordan Phosphate Mines	12,013	118,761
Jordanian Electric Power Co.	30,000	114,500
Royal Jordanian Airlines(1)	176,552	124,656
United Cable Industries Co.(1)	118,581	97,413

		$1,079,230

Kenya — 3.1%
Athi River Mining, Ltd.	133,800	$131,322
Barclays Bank of Kenya, Ltd.	288,852	56,097
Co-operative Bank of Kenya, Ltd. (The)	287,000	75,087
East Africa Cables, Ltd.	387,483	68,675
East African Breweries, Ltd.	33,604	114,754
Equity Bank, Ltd.	150,600	66,581
Kenya Airways, Ltd.(1)	718,278	103,260
Kenya Commercial Bank, Ltd.	111,000	62,728
Kenya Electricity Generating Co., Ltd.	637,525	85,333
Kenya Power & Lighting, Ltd.	750,800	128,918
Nation Media Group, Ltd.	33,669	118,855
Safaricom, Ltd.	2,256,317	339,952
Scan Group, Ltd.	185,700	104,520
TransCentury, Ltd.	232,000	61,105

		$1,517,187

Latvia — 1.7%
Grindeks(1)	18,290	$177,669
Olainfarm	65,700	619,435
SAF Tehnika(1)	28,900	69,712

		$866,816

Mauritius — 3.3%
Alteo, Ltd.	52,987	$62,447
ENL Land, Ltd.	38,911	66,553
Gamma Civic, Ltd.	108,186	157,095
Harel Mallac & Co., Ltd.	42,100	161,301
Ireland Blyth, Ltd.	15,000	53,572
MCB Group, Ltd.(1)	18,408	134,295

Security	Shares	Value

Mauritius (continued)
New Mauritius Hotels, Ltd.	82,230	$237,141
Omnicane, Ltd.	22,009	63,379
Phoenix Beverages, Ltd.	9,863	64,371
Rogers & Co., Ltd.	37,415	247,839
State Bank of Mauritius, Ltd.	5,094,606	175,234
Terra Mauricia, Ltd.	90,156	111,448
Vivo Energy Mauritius, Ltd.	23,359	112,702

		$1,647,377

Morocco — 2.8%
Attijariwafa Bank	3,100	$121,141
Auto Hall	11,500	123,408
Banque Centrale Populaire	2,400	55,844
Ciments du Maroc	840	98,395
Delta Holding SA(1)	30,600	120,490
Disway AG	5,300	136,656
Douja Promotion Groupe Addoha SA	16,200	119,999
Jet Alu Maroc SA	4,600	137,526
Maroc Telecom	9,900	120,989
Risma(1)	4,300	143,253
Salafin	1,750	122,769
Sonasid(1)	848	107,625

		$1,408,095

Panama — 2.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	42,589	$1,095,389
Inretail Peru Corp.(1)	4,458	70,481

		$1,165,870

Peru — 0.8%
Alicorp SA	23,600	$71,452
Cia de Minas Buenaventura SA ADR	5,072	65,936
Credicorp, Ltd.	534	79,700
Ferreycorp SAA	112,785	67,490
Grana y Montero SA	16,941	59,859
Refineria La Pampilla SA Relapasa	567,058	56,554

		$400,991

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	41,400	$52,666
ABS-CBN Holdings Corp. PDR	174,200	145,668
Alliance Global Group, Inc.	85,700	60,021
Bank of the Philippine Islands	6,149	12,534
BDO Unibank, Inc.	6,800	13,495
Globe Telecom, Inc.	1,375	51,123

2	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)
GT Capital Holdings, Inc.	1,220	$23,780
LT Group, Inc.	133,600	55,049
Metro Pacific Investments Corp.	202,000	23,047
Metropolitan Bank & Trust Co.	12,000	22,854
Petron Corp.	181,200	50,012
Philex Mining Corp.	564,200	113,558
Philippine Long Distance Telephone Co.	850	54,946
Robinsons Land Corp.	46,100	23,134
Semirara Mining Corp.	6,700	61,837
Universal Robina Corp.	19,000	62,391

		$826,115

Qatar — 0.5%
Ooredoo Q.S.C.	6,200	$250,350

		$250,350

Serbia — 5.1%
Aerodrom Nikola Tesla AD Beograd(1)	29,500	$198,283
Energoprojekt Holding AD Beograd(1)	62,500	630,494
Gosa AD Montaza Velika Plana(1)	1,378	43,103
Imlek AD(1)	12,266	515,866
Metalac AD(1)	3,700	103,507
Naftna Industrija Srbije	94,042	1,045,820

		$2,537,073

Singapore — 4.3%
Interra Resources, Ltd.(1)	1,714,000	$527,445
Ntegrator International, Ltd.(1)	2,728,000	87,219
Super Group, Ltd.	68,000	190,244
Upp Holdings, Ltd.	855,000	170,990
Yoma Strategic Holdings, Ltd.	1,997,000	1,133,763

		$2,109,661

Spain — 0.5%
Cemex Latam Holdings SA(1)	25,000	$230,820

		$230,820

Sri Lanka — 5.4%
Access Engineering PLC	295,300	$52,056
Aitken Spence Hotel Holdings PLC, Class H	194,200	111,065
Asiri Hospital Holdings PLC	60,000	9,830
Bukit Darah PLC	10,500	47,173
Commercial Bank of Ceylon PLC	81,867	79,569
Dialog Axiata PLC	4,331,000	304,636

Security	Shares	Value

Sri Lanka (continued)
Distilleries Co. of Sri Lanka PLC	100,000	$157,582
Expolanka Holdings PLC	1,625,000	129,376
Hatton National Bank PLC	66,000	79,468
Hemas Holdings PLC	388,000	126,529
Janashakthi Insurance Co. PLC	761,500	84,126
John Keells Holdings PLC	146,800	266,681
Lanka Hospital Corp. PLC	158,500	57,178
Lanka IOC PLC	1,127,000	363,347
Richard Pieris & Co. PLC	2,030,000	107,204
Royal Ceramics Lanka PLC(1)	77,500	61,684
Sampath Bank PLC	57,000	84,173
Sunshine Holdings PLC	413,000	96,713
Textured Jersey Lanka PLC	833,000	112,888
Tokyo Cement Co. Lanka PLC	1,116,000	329,350
United Motors Lanka PLC	18,000	16,402

		$2,677,030

Taiwan — 0.3%
Everlight Electronics Co., Ltd.	57,000	$133,573

		$133,573

Thailand — 1.9%
Gunkul Engineering PCL	471,859	$197,066
PTT Exploration & Production PCL	48,450	239,139
Toyo-Thai Corp. PCL	430,600	506,494

		$942,699

Vietnam — 5.9%
CNG Vietnam JSC	56,900	$116,361
Dat Xanh Real Estate Service & Construction JSC(1)	145,000	109,601
Electronics Communications Technology Investment Development Corp.	79,750	65,833
Everpia Vietnam JSC	7,270	8,912
FPT Corp.	55,950	182,037
Gemadept Corp.	61,500	89,347
HAGL JSC	89,000	109,965
Hanoi Education Investment and Development JSC	103,000	58,248
Hoa Phat Group JSC	81,937	193,169
Hoa Sen Group	36,940	86,836
Hung Vuong Corp.	56,500	69,275
Imexpharm Pharmaceutical JSC	17,720	48,242
Masan Group Corp.(1)	16,800	76,368
Nam Long Investment Corp.	110,000	102,786
National Seed JSC	18,500	64,316
PetroVietnam Drilling and Well Services JSC	31,000	124,779

3	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)
PetroVietnam Fertilizer & Chemical JSC	68,250	$112,002
PetroVietnam Gas JSC	44,000	207,749
PetroVietnam General Services JSC	130,500	110,131
PetroVietnam Technical Services JSC	94,000	116,211
Pha Lai Thermal Power JSC	111,300	109,528
Pharmedic Pharmaceutical Medicinal JSC	26,300	62,118
Post and Telecommunication JSC	24,600	14,169
Refrigeration Electrical Engineering Corp.	100,000	130,100
Saigon General Service JSC	38,360	27,732
Saigon Securities, Inc.	105,000	133,008
Southern Rubber Industry JSC	40,250	76,877
Thanh Thanh Cong Tay Ninh JSC	114,000	65,862
Traphaco JSC	18,690	70,754
Tu Liem Urban Development JSC	129,000	95,594
Vinacafe Bien Hoa JSC	10,200	73,660

		$2,911,570

Total Common Stocks (identified cost $30,967,972)		$31,096,989

Investment Funds — 2.3%

Security	Shares	Value

Romania — 2.3%
Fondul Proprietatea SA	4,940,955	$1,174,402

Total Investment Funds (identified cost $1,223,098)		$1,174,402

Rights — 0.0%(2)

Security	Shares	Value
National Seed JSC, Exp. 5/26/14	630	$120

Total Rights (identified cost $0)		$120

Short-Term Investments — 35.2%

U.S. Treasury Obligations — 15.2%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 8/21/14	$7,500	$7,499,385

Total U.S. Treasury Obligations (identified cost $7,499,300)		$7,499,385

Other — 20.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$9,896	$9,896,484

Total Other (identified cost $9,896,484)		$9,896,484

Total Short-Term Investments (identified cost $17,395,784)		$17,395,869

Total Investments — 100.4% (identified cost $49,586,854)		$49,667,380

Other Assets, Less Liabilities — (0.4)%		$(216,199)

Net Assets — 100.0%		$49,451,181

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

4	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.5%	$5,662,381
Industrials	10.6	5,265,929
Consumer Staples	7.6	3,765,378
Consumer Discretionary	7.6	3,755,308
Energy	7.2	3,582,547
Materials	4.8	2,342,832
Health Care	4.1	2,021,489
Utilities	3.4	1,681,773
Telecommunication Services	3.1	1,529,442
Information Technology	3.0	1,489,910

Total Common Stocks	62.9%	$31,096,989
Investment Funds	2.3	1,174,402
Rights	0.0 (1)	120
Short-Term Investments —
U.S. Treasury Obligations	15.2	7,499,385
Other	20.0	9,896,484

Total Investments	100.4%	$49,667,380

(1)	Amount is less than 0.05%.

5	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $39,690,370)	$39,770,896
Affiliated investment, at value (identified cost, $9,896,484)	9,896,484
Cash	4,998,759
Restricted cash*	1,386,615
Foreign currency, at value (identified cost, $765,717)	769,069
Dividends receivable	137,977
Interest receivable from affiliated investment	1,158
Receivable for variation margin on open financial futures contracts	24,750
Receivable for open forward foreign currency exchange contracts	315,425
Receivable for open swap contracts	20,260
Tax reclaims receivable	64
Total assets	$57,321,457

Liabilities
Payable for investments purchased	$7,705,947
Payable for open forward foreign currency exchange contracts	34,503
Payable for open swap contracts	20,669
Payable to affiliates:
Investment adviser fee	40,969
Trustees’ fees	220
Accrued expenses	67,968
Total liabilities	$7,870,276
Net Assets applicable to investors’ interest in Portfolio	$49,451,181

Sources of Net Assets
Investors’ capital	$49,046,718
Net unrealized appreciation	404,463
Total	$49,451,181

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

6	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014(1)
Dividends (net of foreign taxes, $13,273)	$357,145
Interest (net of foreign taxes, $45)	1,186
Interest allocated from affiliated investment	14,306
Expenses allocated from affiliated investment	(1,719)
Total investment income	$370,918

Expenses
Investment adviser fee	$241,633
Trustees’ fees and expenses	1,540
Custodian fee	105,116
Legal and accounting services	34,433
Miscellaneous	4,574
Total expenses	$387,296
Deduct —
Reduction of custodian fee	$24
Total expense reductions	$24

Net expenses	$387,272

Net investment loss	$(16,354)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(426,539)
Investment transactions allocated from affiliated investment	155
Financial futures contracts	(120,155)
Swap contracts	(311,257)
Foreign currency and forward foreign currency exchange contract transactions	(80,132)
Net realized loss	$(937,928)
Change in unrealized appreciation (depreciation) —
Investments	$80,526
Financial futures contracts	38,876
Swap contracts	(409)
Foreign currency and forward foreign currency exchange contracts	285,470
Net change in unrealized appreciation (depreciation)	$404,463

Net realized and unrealized loss	$(533,465)

Net decrease in net assets from operations	$(549,819)

(1)	The Portfolio commenced operations on November 1, 2013.

7	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2014

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)(1)
From operations —
Net investment loss	$(16,354)
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(937,928)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	404,463
Net decrease in net assets from operations	$(549,819)
Capital transactions —
Contributions	$50,001,000
Net increase in net assets from capital transactions	$50,001,000

Net increase in net assets	$49,451,181

Net Assets
At beginning of period	$—
At end of period	$49,451,181

(1)	The Portfolio commenced operations on November 1, 2013.

8	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2014

Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2014 (Unaudited)(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.58	%(3)
Net investment loss	(0.07	)%(3)
Portfolio Turnover	25	%(4)

Total Return	(1.10)%

Net assets, end of period (000’s omitted)	$49,451

(1)	The Portfolio commenced operations on November 1, 2013.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

9	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 1, 2013. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 83.7% and 16.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligation described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio generally each business day, depending on the daily fluctuations in the value of the underlying index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

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Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $241,633 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $39,984,498 and $7,366,890, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,586,854

Gross unrealized appreciation	$1,867,928
Gross unrealized depreciation	(1,787,402)

Net unrealized appreciation	$80,526

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/12/14	United States Dollar 1,703,726	Malaysian Ringgit 5,670,000	Bank of America	$32,368	$—	$32,368
5/12/14	United States Dollar 541,166	Malaysian Ringgit 1,778,000	Bank of America	3,239	—	3,239
5/13/14	New Taiwan Dollar 46,206,000	United States Dollar 1,510,494	Standard Chartered Bank	—	(20,039)	(20,039)

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Global Macro Capital Opportunities Portfolio

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Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/13/14	United States Dollar 3,852,268	New Taiwan Dollar 116,508,000	Bank of America	$6,956	$—	$6,956
5/21/14	United States Dollar 3,639,879	Indian Rupee 220,727,000	JPMorgan Chase Bank	12,191	—	12,191
6/3/14	United States Dollar 6,146,039	South Korean Won 6,608,221,000	Standard Chartered Bank	246,436	—	246,436
7/3/14	Thai Baht 69,133,600	United States Dollar 2,122,942	Standard Chartered Bank	—	(8,058)	(8,058)
7/7/14	United States Dollar 2,939,131	Mexican Peso 38,836,030	Citibank NA	14,235	—	14,235
7/7/14	United States Dollar 1,558,375	Mexican Peso 20,408,000	JPMorgan Chase Bank	—	(6,406)	(6,406)

				$315,425	$(34,503)	$280,922

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures

5/14	81 FTSE Bursa Malaysia KLCI Index	Long	$2,299,403	$2,311,185	$11,782
5/14	269 SGX CNX Nifty Index	Long	3,690,925	3,622,892	(68,033)
5/14	40 TAIEX Futures Index	Long	2,345,586	2,319,359	(26,227)
6/14	49 E-mini MSCI Emerging Markets Index	Long	2,307,165	2,436,525	129,360
6/14	144 Mexican Bolsa IPC Index	Long	4,364,083	4,488,818	124,735
6/14	79 SET50 Index	Short	(2,204,790)	(2,337,531)	(132,741)

					$38,876

CNX	–	Credit Rating Information Services of India Limited
FTSE	–	Financial Times Stock Exchange
KLCI	–	Kuala Lumpur Composite Index
SET	–	Stock Exchange of Thailand
SGX	–	Singapore Exchange Limited
TAIEX	–	Taiwan Stock Exchange Capitalization Weighted Stock Index

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Global Macro Capital Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	KRW 8,066,457	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	6/12/14	$(20,669)
Citibank NA	$ 1,612	Negative Return on 1,225 shares of Samsung Electronics Co. plus 1-month USD LIBOR-BBA minus 50 bp	Positive Return on 1,225 shares of Samsung Electronics Co.	4/3/15	20,260

					$(409)

KRW	–	South Korean Won

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $55,172. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $391,000 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

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Global Macro Capital Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$265,877(1)		$(227,001	)(1)
Equity Price	Swap contracts	20,26	0(2)	(20,669	)(3)
Foreign Exchange	Forward foreign currency exchange contracts	$315,425(4)		$(34,503	)(5)

Total		$601,562		$(282,173)

Derivatives not subject to master netting or similar agreements		$265,877		$(227,001)

Total Derivatives subject to master netting or similar agreements		$335,685		$(55,172)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(5)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America	$42,563	$—	$—	$—	$42,563
Citibank NA	34,495	(20,669)	—	—	13,826
JPMorgan Chase Bank	12,191	(6,406)	—	—	5,785
Standard Chartered Bank	246,436	(28,097)	—	—	218,339

	$335,685	$(55,172)	$—	$—	$280,513

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank NA	$(20,669)	$20,669	$—	$—	$—
JPMorgan Chase Bank	(6,406)	6,406	—	—	—
Standard Chartered Bank	(28,097)	28,097	—	—	—

	$(55,172)	$55,172	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

15

Global Macro Capital Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(120,155)	$38,876
Equity Price	Swap contracts	(311,257)	(409)
Foreign Exchange	Forward foreign currency exchange contracts	(34,389)	280,922

Total		$(465,801)	$319,389

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts-Long	Futures Contracts-Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$15,315,000	$1,774,000	$14,824,000	$6,279,000

6  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Global Macro Capital Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$2,007,658	$13,732,063	$—	$15,739,721
Developed Europe	247,073	—	—	247,073
Emerging Europe	—	3,403,889	—	3,403,889
Latin America	3,167,829	77,818	—	3,245,647
Middle East/Africa	295,596	7,928,864	—	8,224,460
North America	236,199	—	—	236,199

Total Common Stocks	$5,954,355	$25,142,634 *	$—	$31,096,989

Investment Funds	$—	$1,174,402	$—	$1,174,402
Rights	—	120	—	120
Short-Term Investments —
U.S. Treasury Obligations	—	7,499,385	—	7,499,385
Other	—	9,896,484	—	9,896,484

Total Investments	$5,954,355	$43,713,025	$—	$49,667,380

Forward Foreign Currency Exchange Contracts	$—	$315,425	$—	$315,425
Futures Contracts	265,877	—	—	265,877
Swap Contracts	—	20,260	—	20,260

Total	$6,220,232	$44,048,710	$—	$50,268,942

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(34,503)	$—	$(34,503)
Futures Contracts	(227,001)	—	—	(227,001)
Swap Contracts	—	(20,669)	—	(20,669)

Total	$(227,001)	$(55,172)	$—	$(282,173)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

17

Global Macro Capital Opportunities Portfolio

April 30, 2014

Considerations Relating to Approval of the Investment Advisory Agreement

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on September 30, 2013, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Global Macro Capital Opportunities Portfolio (the “Portfolio”), with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the September 30, 2013 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio and the anticipated expense ratio of the Portfolio;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio, if applicable, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through client commission arrangements and the Portfolio’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Portfolio’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser; and
•	The terms of the investment advisory agreement of the Portfolio.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Portfolio.

18

Global Macro Capital Opportunities Portfolio

April 30, 2014

Considerations Relating to Approval of the Investment Advisory Agreement — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such personnel in investing in equity and equity-related securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Portfolio matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Portfolio for advisory services (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Portfolio’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory services to the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

19

Global Macro Capital Opportunities Portfolio

April 30, 2014

Officers and Trustees

Officers of Global Macro Capital Opportunities Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Global Macro Capital Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 19, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 19, 2014